Borrowings - Schedule of Repurchase Agreements (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Repurchase Agreements And Others	₩ 11,773,494	₩ 14,374,863
Individuals, groups and corporations
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Repurchase Agreements And Others	₩ 11,769,694	14,372,761
Individuals, groups and corporations | Bottom of range [member]
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	0.00%
Individuals, groups and corporations | Top of range [member]
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	9.75%
Counter sale
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Repurchase Agreements And Others	₩ 3,800	₩ 2,102
Counter sale | Bottom of range [member]
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	1.55%
Counter sale | Top of range [member]
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	2.00%